U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

December 12, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the funds noted in Appendix A below, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 7, 2011, filed electronically as Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A on December 7, 2011.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC

Appendix A

India Fixed-Income Funds
IndiaShares Fixed-Income Shares
India Equity Funds
IndiaShares Mid- & Small-Cap Shares
India Sector Funds
IndiaShares Consumer Shares
IndiaShares Energy & Utilities Shares
IndiaShares Financial Shares
IndiaShares Industrial Shares
IndiaShares Infrastructure Shares
IndiaShares Materials Shares
IndiaShares Technology & Telecommunication Shares